Segments of Business (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ 285,674				$ 222,338	$ 79,850
Consolidated total [Member]
Segment Reporting Information [Line Items]
Revenue	2,870,034		$ 9,038		3,302,775	1,494,881
Long Lived Assets	13,977,807		14,309,324		14,309,324	9,781,444
Income Before Tax	(882,137)		(1,679,058)		(2,177,641)	(802,463)
Identifiable Assets					20,351,444	12,411,847
Additions to Property Plant and Equipment					61,667	32,567
Depreciation and Amortization					1,297,710	636,921
Manufacturing [Member]
Segment Reporting Information [Line Items]
Revenue	2,412,026				2,932,664
Long Lived Assets	3,509,423		3,535,516		3,535,516
Income Before Tax	265,323				(31,698)
Identifiable Assets					7,803,409
Additions to Property Plant and Equipment					50,495
Depreciation and Amortization					74,344
Neurostimulation [Member]
Segment Reporting Information [Line Items]
Revenue	403,901				291,750	1,456,038
Long Lived Assets	8,352,743		8,643,118		8,643,118	9,780,556
Income Before Tax	(1,105,022)		(1,650,136)		(6,117,404)	(673,117)
Identifiable Assets					9,421,311	10,141,459
Additions to Property Plant and Equipment					11,172	31,581
Depreciation and Amortization					1,203,169	636,822
Other [Member]
Segment Reporting Information [Line Items]
Revenue	54,107		9,038		78,361	38,843
Long Lived Assets	2,115,641		2,130,690		2,130,690	888
Income Before Tax	$ (42,438)	[1]	$ (28,922)	[1]	3,971,461	(129,346)
Identifiable Assets					3,126,724	2,270,388
Additions to Property Plant and Equipment						986
Depreciation and Amortization					$ 20,197	$ 99

[1]	Amounts not allocated to segments include interest income (expense) and other income (expense), and amortization of acquisition intangible assets.